Related Party Transactions	12 Months Ended
Feb. 28, 2013
Related Party Transactions [Text Block]
13.	Related Party Transactions

Related party transactions not disclosed elsewhere are as follows:

		2013	2012	2011

i)	Incurred consulting fees with a company related by a director in common	$84,000	$84,000	$84,000

ii)	Incurred professional service fees with a company related by a director in common	$528,000	$528,000	$528,000

iii)	Incurred marketing consulting services with a company related by a director in common	$80,800	$76,700	$74,200

iv)	Incurred bottling services from a company related by a direct in common	$89,493	$574	$748

v)	Incurred consulting fees with a company related by an officer in common	$271,400	$260,350	$239,118

vi)	Incurred services from a company related by a director in common	$3,763	$7,217	$4,070